Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital	Note 22 – Share capital
Composition	December 31
	2 0 2 4	2 0 2 3

Ordinary shares of NIS 0.1 each	50,000,000	50,000,000

Issued and outstanding	13,874,334	13,867,017